Carrying Amount and Maximum Exposure to Loss Related to VIEs (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Carrying amount		$ 188,091	$ 142,054
Maximum exposure to loss	[1]	188,091	142,054
Corporate Securities
Variable Interest Entity [Line Items]
Carrying amount		5,700	6,451
Maximum exposure to loss	[1]	5,700	6,451
Mortgage-backed securities
Variable Interest Entity [Line Items]
Carrying amount		182,391	135,603
Maximum exposure to loss	[1]	$ 182,391	$ 135,603

[1]	The maximum exposure to loss is equal to the carrying amount for fixed-maturity securities.